Earnings per share (Tables)	3 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Schedule of Basic and Diluted Net Income Per Share
Basic and diluted net income per share for the three months ended March 31 are calculated as follows:

	Three months ended March 31,
	2024	2023
Net income attributable to common shareholders	$5,169	$1,245

Basic weighted average number of common shares outstanding	30,319,606	33,153,231
Stock options	418,285	802,418
DSUs	116,147	89,043
RSUs	189,998	114,959
Diluted weighted average number of common shares outstanding	31,044,036	34,159,651

Basic earnings per common share	$0.17	$0.04
Diluted earnings per common share	$0.17	$0.04